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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-21701

Destination Funds
Exact name of registrant as specified in charter)

Three Ygnacio Center 2001 North Main Street, Suite 270 Walnut Creek, California	94596
(Address of principal executive offices)	(Zip code)

Wade R. Bridge Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant’s telephone number, including area code: (925) 935-2900

Date of fiscal year end: Aug 31
Date of reporting period: July 1, 2005 - June 30, 2006

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

SEC 2451 (4-03)	Persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

ITEM 1. PROXY VOTING RECORD:

Appended hereto as Exhibit A is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30 with respect to which the Registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the portfolio security;

(c)	The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d)	The shareholder meeting date;

(e)	A brief identification of the matter voted on;

(f)	Whether the matter was proposed by the issuer or by a security holder;

(g)	Whether the Registrant cast its vote on the matter;

(h)	How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)	Whether the Registrant cast its vote for or against management.

[See General Instruction F]

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

* Print the name and title of each signing officer under his or her signature.

(Registrant)	Destination Funds

By (Signature and Title)*	/s/ Michael A. Yoshikami
Michael A. Yoshikami, President

Date: August 7, 2006

EXHIBIT A

DESTINATION SELECT EQUITY FUND
7/01/05 to 6/30/06

Common Stock Name	Ticker	CUSIP	Shareholder Meeting Date	Agenda Item Description	Issuer/Security Holder	Did Fund Vote?	Vote Cast by Fund	For/Against Management
Automatic Data Processing	ADP	053015103	5-Nov-05			No	N/A

Aim Liquid Assets	AIMLIQ	992699009				No	N/A	N/A

Baxter Intl Inc	BAX	071813109	May 9, 2006			No	N/A	N/A

Carnival Corp	CCL	143658300	April 20, 2006	Election of Directors
				Elect Mickey Arison	Issuer	Yes	For	For
				Elect Richard Capen Jr	Issuer	Yes	For	For
				Elect Robert Dickinson	Issuer	Yes	Withold	Against
				Elect Arnold Donald	Issuer	Yes	For	For
				Elect Pier Foschi	Issuer	Yes	For	For
				Elect Howard Frank	Issuer	Yes	For	For
				Elect Richard Glasier	Issuer	Yes	For	For
				Elect Baroness Hogg	Issuer	Yes	For	For
				Elect A. Kirk Lanterman	Issuer	Yes	Withold	Against
				Elect Modesto Maidique	Issuer	Yes	For	For
				Elect Sir John Parker	Issuer	Yes	For	For
				Elect Peter Ratcliffe	Issuer	Yes	For	For
				Elect Stuart Subotnik	Issuer	Yes	For	For
				Elect Uzi Zucker	Issuer	Yes	For	For
				Appointment of Auditor	Issuer	Yes	For	For
				Authority to set Auditors Fees	Issuer	Yes	For	For
				Accounts and Reports	Issuer	Yes	For	For
				Directors Remuneration Report	Issuer	Yes	For	For
				Authority to issue shares with Preemptive rights	Issuer	Yes	For	For
				Authority to issue shares w/o preemptive rights	Issuer	Yes	For	For
				Authority to repurchase shares	Issuer	Yes	For	For

Capital One Finl Corp	COF	14040H105	April 27, 2006	Election of Directors
				Elect Richard Fairbank	Issuer	Yes	For	For
				Elect ER Campbell	Issuer	Yes	For	For
				Elect Stanley Westreich	Issuer	Yes	Withold	Against
				Ratification of Auditor	Issuer	Yes	For	For
				Amendment to the 2004 Stock Incentive Plan	Issuer	Yes	For	For
				Shareholder Proposal Regarding Directo Election Majority Vote Standard	Shareholder	Yes	For	Against

Costco WHSL Corp	COST	22160K105	January 25, 2006	Election of Directors
				Elect James D Sinegal	Issuer	Yes	For	For
				Elect Jeffrey H Brotman	Issuer	Yes	For	For
				Elect Richard A Galanti	Issuer	Yes	Withold	Against
				Elect Daniel J Givens	Issuer	Yes	For	For
				Amendment to the 2002 Stock Incentive Plan	Issuer	Yes	For	For
				Shareholder Proposal Regarding Repealing a Classified Board	Shareholder	Yes	For	Against
				Shareholder Proposal Regarding Vendor Code of Conduct	Shareholder	Yes	Against	For
				Ratification of Auditor	Issuer	Yes	For	For

Disnet Walt Co	DIS	254687106	March 10, 2006	Election of Directors
				Elect John Bryson	Issuer	Yes	For	For
				Elect John Chen	Issuer	Yes	For	For
				Elect Judith Estrin	Issuer	Yes	For	For
				Elect Robert Iger	Issuer	Yes	For	For
				Elect Fred Langammer	Issuer	Yes	For	For
				Elect Aylwin Lewis	Issuer	Yes	For	For
				Elect Monica Lozano	Issuer	Yes	For	For
				Elect Robert Matschullat	Issuer	Yes	For	For
				Elect George Mitchell	Issuer	Yes	Withold	Against
				Elect Leo O'Donovan	Issuer	Yes	For	For
				Elect John Pepper Jr	Issuer	Yes	For	For
				Elect Orin Smith	Issuer	Yes	For	For
				Elect Gary L Wilson	Issuer	Yes	For	For
				Ratification of Auditor	Issuer	Yes	For	For
				Shareholder Proposal regarding Greenmail	Shareholder	Yes	For	Against
				Shareholder Proposal Regarding China Labor Standards	Shareholder	Yes	Against	For

Dreamworks Animation	DWA	26153C103	May 10, 2006	Election of Directors
				Elect Jeffrey Katzenberg	Issuer	Yes	For	For
				Elect Roger Enrico	Issuer	Yes	For	For
				Elect Paul G Allen	Issuer	Yes	For	For
				Elect Karl von der Heyden	Issuer	Yes	Withold	Against
				Elect David Geffen	Issuer	Yes	For	For
				Elect Mellody Hobson	Issuer	Yes	For	For
				Elect Nathan Myhrvold	Issuer	Yes	For	For
				Elect Howard Schultz	Issuer	Yes	For	For
				Elect Margaret Whitman	Issuer	Yes	For	For
				Elect Judson Green	Issuer	Yes	For	For
				Ratification of Auditor	Issuer	Yes	For	For

First Data Corp	FDC	319963104	May 10, 2006	Election of Directors
				Elect Daniel Burnham	Issuer	Yes	Withold	Against
				Elect Jack Greenberg	Issuer	Yes	For	For
				Elect Courtney Jones	Issuer	Yes	For	For
				Elect Charles Russell	Issuer	Yes	Withold	Against
				Ratification of the election of David Coulter	Issuer	Yes	For	For
				Ratification of the Election of Henry Duques	Issuer	Yes	For	For
				Ratification of the Election of Peter Ellwood	Issuer	Yes	For	For
				Ratification of Auditor	Issuer	Yes	For	For

Fifth Third Bancorp	FITB	316773100	March 28, 2006	Election of Directors
				Elect John Barrett	Issuer	Yes	For	For
				Elect George Schaefer Jr	Issuer	Yes	For	For
				Elect John Shiff Jr	Issuer	Yes	For	For
				Elect Dudley Taft	Issuer	Yes	For	For
				Elimination of Super-Majority Requirement	Issuer	Yes	For	For
				Amendment to Declassify the Board	Issuer	Yes	For	For
				Amendment to the 1993 Stock Purchase Plan	Issuer	Yes	For	For
				Ratification of Auditor	Issuer	Yes	For	For

Gannett Inc	GCI	364730101	April 18, 2006			No	N/A	N/A

General Electric	GE	369604103	April 26, 2006	Election of Directors
				Elect James Cash Jr PhD	Issuer	Yes	Withold	Against
				Elect Sir William Castell	Issuer	Yes	For	For
				Elect Ann Fudge	Issuer	Yes	Withold	Against
				Elect Claudio Gonzalez	Issuer	Yes	Withold	Against
				Elect Jeffrey Immelt	Issuer	Yes	For	For
				Elect Andrea Jung	Issuer	Yes	For	For
				Elect A Lafley	Issuer	Yes	For	For
				Elect Robert Lane	Issuer	Yes	For	For
				Elect Ralph Larsen	Issuer	Yes	For	For
				Elect Rochelle Lazarus	Issuer	Yes	For	For
				Elect Sam Nunn	Issuer	Yes	For	For
				Elect Roger Penske	Issuer	Yes	Withold	Against
				Elect Robert Swieringa	Issuer	Yes	Withold	Against
				Elect Douglas Warner III	Issuer	Yes	Withold	Against
				Elect Robert Wright	Issuer	Yes	For	For
				Ratification of Auditor	Issuer	Yes	Against	Against
				Shareholder Proposal Regarding Cumulative Voting	Shareholder	Yes	For	Against
				Shareholder Proposal Regarding Curbing Over-Extended Directors	Shareholder	Yes	For	Against
				Shareholder Proposal Regarding a Retiree Director Nominee	Shareholder	Yes	Against	For
				Shareholder Proposal Regarding Independent Board Chairman	Shareholder	Yes	For	Against
				Shareholder Proposal Regarding Director Election Majority Vote Standard	Shareholder	Yes	For	Against
				Shareholder Proposal Regarding a Report on Global Warming Science	Shareholder	Yes	Against	For

Home Depot	HD	437076102	May 25, 2006			No	N/A	N/A

Johnson & Johnson	JNJ	478160104	April 27, 2006	Election of Directors
				Elect Mary Coleman	Issuer	Yes	For	For
				Elect James Cullen	Issuer	Yes	For	For
				Elect Robert Daretta	Issuer	Yes	Withold	Against
				Elect Michael Johns	Issuer	Yes	For	For
				Elect Ann Jordan	Issuer	Yes	For	For
				Elect Arnold Langbo	Issuer	Yes	For	For
				Elect Susan Lindquist	Issuer	Yes	For	For
				Elect Leo Mullin	Issuer	Yes	For	For
				Elect Christine Poon	Issuer	Yes	For	For
				Elect Charles Prince	Issuer	Yes	Withold	Against
				Elect Steven Reinemund	Issuer	Yes	For	For
				Elect David Satcher MD PhD	Issuer	Yes	For	For
				Elect William Weldon	Issuer	Yes	For	For
				Amendment to Certificate of Incorporation	Issuer	Yes	For	For
				Ratification of Auditor	Issuer	Yes	For	For
				Shareholder Proposal Regarding Charitable Contributions	Shareholder	Yes	Against	For
				Shareholder Proposal Regarding Majority Vote	Shareholder	Yes	For	Against

Coca Cola Co	KO	191216100	April 19, 2006	Election of Directors
				Elect Herbert Allen	Issuer	Yes	For	For
				Elect Ronald Allen	Issuer	Yes	For	For
				Elect Kathleen Black	Issuer	Yes	For	For
				Elect Barry Diller	Issuer	Yes	For	For
				Elect E Neville Isdell	Issuer	Yes	For	For
				Elect Donald R Keough	Issuer	Yes	For	For
				Elect Donald McHenry	Issuer	Yes	For	For
				Elect Sam Nunn	Issuer	Yes	Withold	Against
				Elect James Robinson III	Issuer	Yes	For	For
				Elect Peter Ueberroth	Issuer	Yes	For	For
				Elect James William	Issuer	Yes	For	For
				Ratification of Auditor	Issuer	Yes	For	For
				Amendment to 1989 Restricted Stock Award Plan	Issuer	Yes	For	For
				Shareholder Proposal Regarding Reviewing Charitable Spending	Shareholder	Yes	Against	For
				Shareholder Proposal Regarding Reviewing Energy Efficiency & Renewals	Shareholder	Yes	Against	For
				Shareholder Proposal Regarding Performance-Based Restricted Stock	Shareholder	Yes	Against	For
				Shareholder Proposal Regarding Sustainability Report	Shareholder	Yes	Against	For
				Shareholder Proposal Regarding an Independent Delegtion of inquiry to Canada	Shareholder	Yes	Against	For

Microsoft Corp	MSFT	594918104	November 9, 2005			No	N/A	N/A

Pfizer Inc	PFE	717081103	April 27, 2006	Election of Directors
				Elect Michael Brown	Issuer	Yes	For	For
				Elect M Anthony Burns	Issuer	Yes	Withold	Against
				Elect Robert Burt	Issuer	Yes	For	For
				Elect W Don Cornwell	Issuer	Yes	For	For
				Elect William Gray III	Issuer	Yes	For	For
				Elect Constance Horner	Issuer	Yes	For	For
				Elect William Howell	Issuer	Yes	For	For
				Elect Stanley Ikenberry	Issuer	Yes	For	For
				Elect George Lorch	Issuer	Yes	For	For
				Elect Henry McKinell	Issuer	Yes	For	For
				Elect Dana Mead	Issuer	Yes	For	For
				Elect Ruth Simmons	Issuer	Yes	For	For
				Elect William Steere Jr	Issuer	Yes	For	For
				Ratification of Auditor	Issuer	Yes	For	For
				Elimination of Supermajority Requirement	Issuer	Yes	For	For
				Shareholder Proposal Regarding Director Term Limits	Shareholder	Yes	Against	For
				Shareholder Proposal Regarding Drug Pricing	Shareholder	Yes	Against	For
				Shareholder Proposal Regarding Cumulative Voting	Shareholder	Yes	For	Against
				Shareholder Proposal Regarding Independent Board Chairman	Shareholder	Yes	For	Against
				Shareholder Proposal Regarding Reviewing Political Spending or Lobbying	Shareholder	Yes	Against	For
				Shareholder Proposal Regarding Animal Welfare	Shareholder	Yes	Against	For
				Shareholder Proposal Regarding Animal Welfare	Shareholder	Yes	Against	For

Proctor & Gamble	PG	742718109	October 11, 2005			No	N/A	N/A

Aramark	RMK	038521100	February 7, 2006	Election of Directors
				Elect Patricia Barron	Issuer	Yes	For	For
				Elect Ronald R Davenport	Issuer	Yes	For	For
				Elect Karl von der Heyden	Issuer	Yes	For	For
				Ratification of Auditor	Issuer	Yes	For	For

Stryker	SYK	863667101	April 27, 2006	Election of Directors
				Elect John Brown	Issuer	Yes	For	For
				Elect Howard Cox Jr	Issuer	Yes	For	For
				Elect Donald Engelman PhD	Issuer	Yes	Withold	Against
				Elect Jerome Grossman MD	Issuer	Yes	For	For
				Elect Steven Macmillan	Issuer	Yes	For	For
				Elect William Parfet	Issuer	Yes	Withold	Against
				Elect Ronda Stryker	Issuer	Yes	For	For
				2006 Long-Term Incentive Plan	Issuer	Yes	For	For
				Ratification of Auditor	Issuer	Yes	For	For

U S Bancorp	USB	902973304	April 18, 2006	Election of Directors
				Elect Peter Coors	Issuer	Yes	For	For
				Elect Jerry Grundhofer	Issuer	Yes	For	For
				Elect Patrick Stokes	Issuer	Yes	For	For
				Ratification of Auditor	Issuer	Yes	Against	For
				2006 Executive Incentive Plan	Issuer	Yes	For	For
				Shareholder Proposal Regarding Declassification of the Board	Shareholder	Yes	For	Against
				Shareholder Proposal Regarding Compensation Committee Report	Shareholder	Yes	For	Against

Viacom Inc	VIAB	92553P201	May 24, 2006	Election of Directors
				Elect George S Abrams	Issuer	Yes	Withold	Against
				Elect Phillipe P Dauman	Issuer	Yes	For	For
				Elect Thomas E Dooley	Issuer	Yes	For	For
				Elect Thoas E Freston	Issuer	Yes	For	For
				Elect Ellen V Futter	Issuer	Yes	For	For
				Elect Alan C Greenberg	Issuer	Yes	For	For
				Elect Robert K Kraft	Issuer	Yes	For	For
				Elect Charles E Phillips Jr	Issuer	Yes	For	For
				Elect Shari Redstone	Issuer	Yes	For	For
				Elect Sumner M Redstone	Issuer	Yes	For	For
				Elect Frederic V Salerno	Issuer	Yes	Withold	Against
				Elect William Schwartz	Issuer	Yes	For	For
				Ratification of Auditor	Issuer	Yes	For	For

Wal Mart	WMT	931142103	June 6, 2006	Election of Directors
				Elect Aida Alvarez	Issuer	Yes	For	For
				Elect James Breyer	Issuer	Yes	For	For
				Elect M. Michele Burns	Issuer	Yes	For	For
				Elect James Cash Jr	Issuer	Yes	For	For
				Elect Douglas Daft	Issuer	Yes	For	For
				Elect David Glass	Issuer	Yes	For	For
				Elect Roland Hernandez	Issuer	Yes	Withold	Against
				Elect H Lee Scott Jr	Issuer	Yes	For	For
				Elect Jack Shewmaker	Issuer	Yes	For	For
				Elect Jim Walton	Issuer	Yes	For	For
				Elect S Robson Walton	Issuer	Yes	For	For
				Elect Christopher Williams	Issuer	Yes	For	For
				Elect Linda Wolf	Issuer	Yes	For	For
				Ratification of Auditor	Issuer	Yes	For	For
				Shareholder Proposal Regarding Poultry Slaughter	Shareholder	Yes	Against	For
				Shareholder Proposal Regarding Political Contributions Report	Shareholder	Yes	Against	For
				Shareholder Proposal Regarding Election of Directors by Majority Vote	Shareholder	Yes	For	Against
				Shareholder Proposal Regarding Sustainability Report	Shareholder	Yes	Against	For
				Shareholder Proposal Regarding Compensation Disparity	Shareholder	Yes	Against	For
				Shareholder Proposal Regarding Compensation Glass Ceiling	Shareholder	Yes	Against	For

Wrigley WM Jr	WWY	982526105	April 4, 2006	Election of Directors
				Elect John Bard	Issuer	Yes	For	For
				Elect Howard Bernick	Issuer	Yes	For	For
				Elect Melinda Rich	Issuer	Yes	Withold	Against
				2007 Management Incentive Plan	Issuer	Yes	For	For
				One Time Distribution of Class B Common Stock to all Stockholders	Issuer	Yes	Against	Against
				Approval of an increase in the Automatic Conversion Threshold for Class B Shares	Issuer	Yes	For	For
				Deferment of the Automatic Conversion of Class B Common Stock	Issuer	Yes	Against	Against
				Ratification of Auditor	Issuer	Yes	For	For